Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Profit/(loss) for the year	€ 11	€ (335)	€ (1,458)
Adjustments, total	2,627	2,093	3,676
Change in net working capital
(Decrease)/increase in receivables	159	246	(421)
Decrease/(Increase) in inventories	285	(544)	(296)
(Decrease)/increase in non-interest bearing liabilities	(2,232)	(645)	1,221
Cash from operations	850	815	2,722
Interest received	57	68	53
Interest paid	(1)	(159)	(409)
Income taxes paid, net	(516)	(364)	(555)
Net cash from operating activities	390	360	1,811
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets	(690)	(672)	(601)
Proceeds from sale of property, plant and equipment and intangible assets	39	88	67
Acquisition of businesses, net of acquired cash		(31)	(394)
Payments for disposal of businesses		(18)	(16)
Proceeds from disposal of businesses, net of disposed cash	19
Purchase of current financial investments	(473)	(2,104)	(2,729)
Proceeds from maturities and sale of current financial investments	991	2,397	3,589
Purchase of non-current financial instruments	(180)	(145)	(104)
Proceeds from sale of non-current financial investments	144	170	207
Other	4	1	(7)
Payment of other long-term loans receivable	(21)	(1)	(2)
Net cash (used in)/ from investing activities	(167)	(315)	10
Cash flow from financing activities
Proceeds from stock option exercises		1	1
Purchase of treasury shares			(785)
Proceeds from equity instruments of subsidiaries		1
Purchase of equity instruments of subsidiaries	(1)		(38)
Proceeds from long-term borrowings	1,039	139	2,129
Repayment of long-term borrowings	(766)	(29)	(2,041)
Proceeds from/(repayment) of short-term borrowings	40	2	(38)
Payment of principal portion of lease liabilities	(221)	(2)	(7)
Dividends paid	(570)	(1,081)	(970)
Net cash used in financing activities	(479)	(969)	(1,749)
Translation differences	(95)	(184)	(200)
Net decrease in cash and cash equivalents	(351)	(1,108)	(128)
Cash and cash equivalents as of January 1	6,261	7,369	7,497
Cash and cash equivalents as of December 31	€ 5,910	€ 6,261	€ 7,369